Note 18 - Commitments and Credit Risk (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Note 18 - Commitments and Credit Risk (Details) [Line Items]
Letters of Credit Outstanding, Amount	15,965,000	$ 12,649,000
Unused lines of Credit [Member] | Commercial Loans [Member]
Note 18 - Commitments and Credit Risk (Details) [Line Items]
Other Commitment	47,599,000	42,518,000
Unused lines of Credit [Member] | Open-end Consumer Lines [Member]
Note 18 - Commitments and Credit Risk (Details) [Line Items]
Other Commitment	13,859,000	14,517,000
Commitments to Originate Fixed-Rate Mortgages [Member]
Note 18 - Commitments and Credit Risk (Details) [Line Items]
Other Commitment	2,483,000	3,545,000
Confirming Letters of Credit From FHLB [Member]
Note 18 - Commitments and Credit Risk (Details) [Line Items]
Letters of Credit Outstanding, Amount	23,884,000	$ 10,601,000
Standby Letters of Credit [Member] | Minimum [Member]
Note 18 - Commitments and Credit Risk (Details) [Line Items]
Debt Instrument, Term	1 year
Standby Letters of Credit [Member] | Maximum [Member]
Note 18 - Commitments and Credit Risk (Details) [Line Items]
Debt Instrument, Term	5 years